Financial expenses and income	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial Expenses [Line Items]
Financial expenses and income

18.  Financial expenses and income

Financial expense is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Interests on income tax payments on account (a)	—	73,363	—
Interest on advance payments of customers	4,656	3,901	2,377
Interest on leases (see Note 10(a))	3,320	3,685	3,912
Tax contingencies	2,279	—	—
Interest on revolving credit facility (see Note 10(b))	1,868	1,863	1,880
Amortization of debt issuance cost	699	696	675
Interest on senior unsecured credit facility	—	—	3,196
Other financial expenses	50	50	54
Interest on excess of salaries limit of workers profit sharing (see Note 9(b))	—	—	1,527
Change in estimates of uncertain positions (b)	—	(433)	(4,921)
Capitalized interest associated to capital projects	(3,320)	(3,584)	(3,084)
Change in estimates related to excess of salaries limit of worker profit sharing (see Note 9(b))	—	(12,423)	—

	9,552	67,118	5,616

(a)   Mainly corresponded to the recognition of interest on penalties and interest related to income tax payments on account for the years 2006 to 2015 as a result of unfavorable rulings issued by the Supreme Court against the Company.

Financial Income is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Gain in the fair value of market liquid investment (see Note 3(b))	33,570	35,142	11,215
Interest on tax refunds	5,282	2	—
Interest Earned by Bank Accounts (see Note 3(a))	1,096	15	24
Discounts for Prompt Payment to suppliers	675	1,126	1,075

	40,623	36,285	12,314